                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2005

               Check here if Amendment [ ]; Amendment Number:
                                                              ----

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mason Capital Management, LLC
Address: 110 East 59th Street, 30th Floor
         New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Grizzetti
Title: Chief Financial Officer
Phone: (212) 771-1232

Signature, Place, and Date of Signing:


       /s/ John Grizzetti
----------------------------------     New York, New York   May 13, 2005
/s/ by John Grizzetti with Express        [City, State]        [Date]
            Permission

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

----------
*    Reports Holdings for which confidential treatment is required.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $383,861
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6    COLUMN 7         COLUMN 8
---------------------   --------   ---------   ---------   -----------------------   ----------   --------   --------------------
                                                                                                               VOTING AUTHORITY
                        TITLE OF                 VALUE     SHRS OR            PUT/   INVESTMENT    [OTHER    --------------------
    NAME OF ISSUER        CLASS      CUSIP      (X$1000)   PRN AMT   SH/PRN   CALL   DISCRETION   MANGERS]   SOLE   SHARED   NONE
---------------------   --------   ---------   ---------   -------   ------   ----   ----------   --------   ----   ------   ----
ALPHA NATURAL            COMMON
RESOURCES LLC             STOCK    02076X102     265,000     7,598                      SOLE                   X

ALTRIA GROUP INC         COMMON
                          STOCK    02209S103     294,000    19,225                      SOLE                   X

ASCENTIAL SOFTWARE       COMMON
CORPORATION               STOCK    04362P207   1,810,000    33,539                      SOLE                   X

ASHLAND INC              COMMON
                          STOCK    044204105     379,224    25,586                      SOLE                   X

ASK JEEVES INC           COMMON
                          STOCK    045174109   1,035,000    29,063                      SOLE                   X

BEVERLY ENTERPRISES      COMMON
INC                       STOCK    087851309   1,910,000    23,646                      SOLE                   X

BJ SERVICES CO.          COMMON
                          STOCK    055482103      17,500       908                      SOLE                   X

BLOCKBUSTER INC          COMMON
CLASS A                   STOCK    093679108     700,000     6,181                      SOLE                   X

BLUE NILE, INC.          COMMON
                          STOCK    09578R103      13,720       379                      SOLE                   X

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
BURLINGTON RESOURCES     COMMON
INC.                      STOCK    122014103      20,090     1,006                      SOLE                   X

CONOCOPHILLIPS           COMMON
                          STOCK    20825C104      11,395     1,229                      SOLE                   X

CONSOL ENERGY INC.       COMMON
                          STOCK    20854P109      30,600     1,439                      SOLE                   X

CRYSTALLEX INTL CORP     COMMON
                          STOCK    22942F101     620,665     2,179                      SOLE                   X

DIMON INC.               COMMON
                          STOCK    254394109     373,400     2,334                      SOLE                   X

GAP INC                  COMMON
                          STOCK    364760108      11,000       240                      SOLE                   X

GENERAL MARITIME CORP    COMMON
                          STOCK    Y2692M103     280,000    13,563                      SOLE                   X

GOLAR LNG LTD            COMMON
                          STOCK    G9456A100     921,970    11,755                      SOLE                   X

GOLDEN ENTERPRISES       COMMON
                          STOCK    381010107     333,082     1,227                      SOLE                   X

HALLIBURTON COMPANY      COMMON
                          STOCK    406216101      29,270     1,266                      SOLE                   X

HAWAIIAN HOLDINGS INC    COMMON
                          STOCK    419879101     763,200     4,991                      SOLE                   X

IDT CORPORATION          COMMON
CLASS B                   STOCK    448947309   1,109,169    16,405                      SOLE                   X

JETBLUE AIRWAYS          COMMON
CORPORATION               STOCK    477143101       5,800       110                      SOLE                   X

KAMAN CORP CLASS A       COMMON
                          STOCK    483548103     113,500     1,413                      SOLE                   X

KEY ENERGY SERVICES      COMMON
INC                       STOCK    492914106   2,055,966    23,582                      SOLE                   X

LIBERTY MEDIA CORP       COMMON
NEW SERIES A              STOCK    530718105   1,500,000    15,555                      SOLE                   X

MASSEY ENERGY CORP       COMMON
                          STOCK    576206106      35,100     1,405                      SOLE                   X

MCDERMOTT INTL           COMMON
                          STOCK    580037109     470,641     8,909                      SOLE                   X

MYKROLIS CORP            COMMON
                          STOCK    62852P103     612,000     8,752                      SOLE                   X

NATIONAL OILWELL         COMMON
VARCO INC                 STOCK    637071101      22,250     1,039                      SOLE                   X

NEWS CORPORATION,        COMMON
INC. CLASS A              STOCK    65248E104       7,038       119                      SOLE                   X

OCCULOGIX, INC.          COMMON
                          STOCK    67461T107   1,750,000    14,735                      SOLE                   X

PIONEER NATURAL          COMMON
RESOURCES CO.             STOCK    723787107      23,244       993                      SOLE                   X

POGO PRODUCING CO.       COMMON
                          STOCK    730448107     200,000     9,848                      SOLE                   X


PREMCOR INC.             COMMON
                          STOCK    74045Q104      20,239     1,208                      SOLE                   X

PRICE COMMUNICATIONS     COMMON
CORP.                     STOCK    741437305     105,000     1,838                      SOLE                   X

STANDARD COMMERCIAL      COMMON
CORP.                     STOCK    853258101      17,000       316                      SOLE                   X

TEEKAY SHIPPING          COMMON
CORPORATION               STOCK    Y8564W103      29,700     1,335                      SOLE                   X

TEMPLE INLAND INC.       COMMON
                          STOCK    879868107     171,392    12,434                      SOLE                   X

TIME WARNER INC.         COMMON
                          STOCK    887317105       7,000       123                      SOLE                   X

TLC VISION CORP.         COMMON
                          STOCK    872549100   3,000,000    28,410                      SOLE                   X

TRANSOCEAN INC.          COMMON
                          STOCK    G90078109     364,916    18,779                      SOLE                   X

UNITED AMERICA           COMMON
INDEMNITY LTD CLASS A     STOCK    90933T109      12,874       243                      SOLE                   X

USA MOBILITY INC.        COMMON
                          STOCK    90341G103     372,200    12,059                      SOLE                   X

W.R. GRACE & CO.         COMMON
                          STOCK    38388F108   1,125,000     9,585                      SOLE                   X

XTO ENERGY CORP.         COMMON
                          STOCK    98385X106      22,409       736                      SOLE                   X

CALL TIME WARNER
INC. @20
EXP 01/20/2007           OPTION    8873189AD      39,860     6,577            CALL      SOLE                   X